Post-employment Benefits - Fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment pension plans.
Beginning of year	$ 2,080,651	$ 1,468,112
Return on plan assets	69,546	84,973
Contributions	6,972	600
Benefits paid	139,465	23,200
End of year	1,913,680	2,080,651
Pensions
Post-employment pension plans.
Beginning of year	1,724,801
Benefits paid	89,757
End of year	1,463,805	1,724,801
Seniority Premiums
Post-employment pension plans.
Beginning of year	355,850
Contributions	6,972
End of year	449,875	355,850
Plan assets
Post-employment pension plans.
Beginning of year	(1,195,749)	(1,379,496)
Return on plan assets	69,546	84,973
Contributions	6,972	600
Remeasurement on plan assets	80,988	(71,336)
Benefits paid	(82,570)	(197,984)
End of year	(1,270,685)	(1,195,749)
Plan assets | Pensions
Post-employment pension plans.
Beginning of year	(909,324)
Return on plan assets	52,506
Remeasurement on plan assets	84,566
Benefits paid	(67,504)
End of year	(978,892)	(909,324)
Plan assets | Seniority Premiums
Post-employment pension plans.
Beginning of year	(286,425)
Return on plan assets	17,040
Contributions	6,972
Remeasurement on plan assets	(3,578)
Benefits paid	(15,066)
End of year	$ (291,793)	$ (286,425)